UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE SERIES FUNDS INC

SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND

FORM N-Q

SEPTEMBER 30, 2005

SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 22.2%
Hotels, Restaurants & Leisure - 1.2%
10,500	Expedia Inc.*	$208,005

Internet & Catalog Retail - 10.4%
23,020	Amazon.com Inc.*	1,042,806
11,500	eBay Inc.*	473,800
10,500	IAC/InterActiveCorp.*	266,175

	Total Internet & Catalog Retail	1,782,781

Media - 5.9%
34,520	Time Warner Inc.	625,157
15,780	Walt Disney Co.	380,772

	Total Media	1,005,929

Specialty Retail - 4.7%
6,000	Bed Bath & Beyond Inc.*	241,080
15,010	Home Depot Inc.	572,481

	Total Specialty Retail	813,561

	TOTAL CONSUMER DISCRETIONARY	3,810,276

CONSUMER STAPLES - 11.4%
Beverages - 4.8%
11,520	Coca-Cola Co.	497,549
5,700	PepsiCo Inc.	323,247

	Total Beverages	820,796

Food Products - 2.4%
5,770	Wm. Wrigley Jr. Co.	414,747

Personal Products - 4.2%
12,360	Gillette Co.	719,352

	TOTAL CONSUMER STAPLES	1,954,895

FINANCIALS - 12.0%
Capital Markets - 6.6%
10,660	Merrill Lynch & Co. Inc.	653,991
8,920	Morgan Stanley	481,145

	Total Capital Markets	1,135,136

Insurance - 5.4%
6,930	American International Group Inc.	429,383
6	Berkshire Hathaway Inc., Class A Shares*	492,000

	Total Insurance	921,383

	TOTAL FINANCIALS	2,056,519

HEALTH CARE - 21.6%
Biotechnology - 13.5%
11,570	Amgen Inc.*	921,782
10,605	Biogen Idec Inc.*	418,686
11,520	Genentech Inc.*	970,099

	Total Biotechnology	2,310,567

Pharmaceuticals - 8.1%
8,880	Eli Lilly & Co.	475,258
6,530	Johnson & Johnson	413,218
20,160	Pfizer Inc.	503,395

	Total Pharmaceuticals	1,391,871

	TOTAL HEALTH CARE	3,702,438

See Notes to Schedule of Investments.

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SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS - 2.3%
Industrial Conglomerates - 2.3%
11,500	General Electric Co.	$387,205

INFORMATION TECHNOLOGY - 29.5%
Communications Equipment - 8.8%
20,850	Cisco Systems Inc.*	373,841
15,780	Juniper Networks Inc.*	375,406
28,800	Motorola Inc.	636,192
3,000	QUALCOMM Inc.	134,250

	Total Communications Equipment	1,519,689

Computers & Peripherals - 2.5%
12,440	Dell Inc.*	425,448

Internet Software & Services - 2.6%
12,900	Akamai Technologies Inc.*	205,755
7,200	Yahoo! Inc.*	243,648

	Total Internet Software & Services	449,403

Semiconductors & Semiconductor Equipment - 9.1%
20,090	Intel Corp.	495,218
22,950	Texas Instruments Inc.	778,005
10,100	Xilinx Inc.	281,285

	Total Semiconductors & Semiconductor Equipment	1,554,508

Software - 6.5%
6,000	Electronic Arts Inc.*	341,340
17,890	Microsoft Corp.	460,310
15,000	Red Hat Inc.*	317,850

	Total Software	1,119,500

	TOTAL INFORMATION TECHNOLOGY	5,068,548

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $14,868,880)	16,979,881

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.3%
Repurchase Agreement - 1.3%
$221,000	Interest in $600,615,000 joint tri-party repurchase agreement dated 9/30/05 with Banc of America Securities LLC, 3.800% due 10/3/05; Proceeds at maturity- $221,070; (Fully collateralized by various U.S. government agency obligations, 1.800% to 5.930% due 10/19/05 to 3/14/25; Market value - $225,420)(Cost - $221,000)	221,000

	TOTAL INVESTMENTS - 100.3% (Cost - $15,089,880#)	17,200,881
	Liabilities in Excess of Other Assets - (0.3)%	(47,672)

	TOTAL NET ASSETS - 100.0%	$17,153,209

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Variable Large Cap Growth Fund (the “Fund”), a separate diversified investment fund of Salomon Brothers Variable Series Fund Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,470,799
Gross unrealized depreciation	(359,798)

Net unrealized appreciation	$2,111,001

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	November 29, 2005